Sep. 06, 2017

GOLDMAN SACHS TRUST

Institutional and Class R6 Shares of the

Goldman Sachs Tactical Exposure Fund

(the “Fund”)

Supplement dated October 13, 2017 to the

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated September 6, 2017

At a meeting held on October 11-12, 2017, the Board of Trustees (the “Board”) of Goldman Sachs Trust authorized the Fund to participate in a securities lending program under which The Goldman Sachs Trust Company d/b/a Goldman Sachs Agency Lending, an affiliate of Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, serves as securities lending agent.

In addition, the Board also approved a change in the Fund’s classification from “non-diversified” to “diversified” within the meaning of the Investment Company Act of 1940.

Accordingly, effective immediately, all references to the Fund’s non-diversified classification in the Prospectus and Summary Prospectus are deleted in their entirety.

In addition, effective immediately, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

Under the “Goldman Sachs Tactical Exposure Fund—Summary—Principal Strategy” and “Investment Management Approach—Principal Investment Strategy—Tactical Exposure Fund” sections of the Prospectus and the “Principal Strategy” section of the Summary Prospectus, the last sentence is deleted in its entirety.

Under the “Goldman Sachs Tactical Exposure Fund—Summary—Principal Risks of the Fund” and “Risks of the Fund” sections of the Prospectus and the “Principal Risks of the Fund” section of the Summary Prospectus, the “Non-Diversification Risk” is deleted in its entirety.